General & Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2017
General & Administrative Expenses (Tables) [Abstract]
General and Administrative Expenses
General and Administrative Expenses:

(Dollars in thousands)	2017	2016	2015
Total Compensation to Employees and Directors	$11,655	$15,998	$17,626
Office and Administrative Expenses	2,147	2,213	2,407
Audit, Legal and Consultancy	3,377	1,180	1,573
Total General and Administrative Expenses	$17,180	$19,391	$21,607

Stock compensation series
Stock Compensation Series

	Number of	Vesting	Fair value
	shares/ options	Period	at grant date
(1) Granted October 2005, stock options *	965	10 years	$144.00
(2) Granted March 2012, restricted shares	14,515	3 years	13.80
(3) Granted June 2013, restricted shares	155,000	4 years	4.15
(4) Granted June 2013, stock options**	155,000	5 years	1.31
(5) Granted June 2013, stock options**	155,000	5 years	0.97
(6) Granted February 2014, restricted shares	29,333	3 years	6.92
(7) Granted February 2014, restricted shares	29,333	3 years	6.33
(8) Granted February 2014, restricted shares	29,333	3 years	5.63
(9) Granted February 2014, restricted shares	88,000	3 years	7.61
(10) Granted June 2014, restricted shares	95,666	3 years	6.41
(11) Granted June 2014, restricted shares	95,666	3 years	5.74
(12) Granted June 2014, restricted shares	95,666	3 years	5.13
(13) Granted June 2014, restricted shares	287,000	3 years	7.15
(14) Granted January 2015, restricted shares	850,000	3 years	8.81
(15) Granted January 2016, restricted shares	824,000	2 years	6.65
(16) Granted January 2017, restricted shares	900,000	2 years	$4.61

Outstanding restricted common stock and share options
The following reconciles the number of outstanding restricted common stock and share options:

	Restricted common stock	Share options	Weighted average exercise price **
Outstanding at December 31, 2013	493,523	310,965	9.64
Granted	750,000
Exercised*	324,008
Forfeited
Outstanding at December 31, 2014	919,515	310,965	9.64

Outstanding at December 31, 2014	919,515	310,965	9.64
Granted	850,000
Exercised*	383,683
Forfeited		965
Outstanding at December 31, 2015	1,385,832	310,000	$9.64

Outstanding at December 31, 2015	1,385,832	310,000	9.64
Granted	824,000
Exercised*	833,012
Forfeited		-
Outstanding at December 31, 2016	1,376,820	310,000	$9.64

Outstanding at December 31, 2016	1,376,820	310,000	9.64
Granted	900,000
Exercised*	1,132,988
Forfeited	57,501
Outstanding at December 31, 2017	1,086,331	310,000	$9.64

Stock compensation expense	Stock Compensation Expense
(Dollars in thousands)	2017	2016	2015
Expense recognized from stock compensation	4,806	6,936	7,436

Remuneration of executives and directors
Remuneration of Executives and Directors as a group:

(Dollars in thousands)	2017	2016	2015
Cash compensation	$4,171	$4,162	$5,434
Pension cost	155	158	167
Share compensation *	4,107	6,227	6,223
Total remuneration	$8,433	$10,547	$11,823

Shares held by executives and directors	Shares held by Executives and Directors:
	2017	2016	2015
Executives and Directors as a group*	2,729,680	2,416,385	1,967,768